Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Judicial deposits	R$ 373,949	R$ 394,364
Taxes Claims [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	216,138	229,141
Labor Claims [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	86,187	88,398
Civil [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	47,732	47,919
Easements [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	16,413	21,564
Customers [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	2,720	5,865
Others [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	R$ 4,759	R$ 1,477